Distribution Date:	05/12/26	GS Mortgage Securities Trust 2015-GC32
Determination Date:	05/06/26
Next Distribution Date:	06/12/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Controlling Class	400 Capital Management LLC
		Representative
Specially Serviced Loan Detail - Part 2	22		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
Modified Loan Detail	23		510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	36250PAJ4	4.321004%	60,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.00%
C	36250PAL9	4.331004%	42,632,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	682,464.52	682,464.52	1,902.37	0.00	0.00	684,366.89	0.00	0.00%	7.63%
E	36250PAP0	4.331004%	20,063,000.00	20,063,000.00	2,544,645.18	72,410.78	0.00	0.00	2,617,055.96	17,518,354.82	73.98%	5.63%
F	36250PAR6	4.331004%	10,031,000.00	10,031,000.00	0.00	36,203.59	0.00	0.00	36,203.59	10,031,000.00	59.08%	4.63%
G	36250PAT2	4.331004%	17,555,000.00	17,555,000.00	0.00	63,358.98	0.00	0.00	63,358.98	17,555,000.00	33.01%	2.88%
H*	36250PAV7	4.331004%	28,840,074.00	28,637,294.96	0.00	322,455.46	0.00	6,410,485.52	322,455.46	22,226,809.44	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	172,777.67	0.00	0.00	172,777.67	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	76,968,759.48	3,227,109.70	669,108.85	0.00	6,410,485.52	3,896,218.55	67,331,164.26

X-A	36250PAF2	4.331004%	772,404,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36250PAG0	4.331004%	60,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	36250PAN5	0.986004%	51,410,000.00	682,464.52	0.00	560.76	0.00	0.00	560.76	0.00
Notional SubTotal			884,002,000.00	682,464.52	0.00	560.76	0.00	0.00	560.76	0.00

Deal Distribution Total					3,227,109.70	669,669.61	0.00	6,410,485.52	3,896,779.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36250PAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36250PAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36250PAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36250PAH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36250PAJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	36250PAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	36250PAM7	13.27493717	13.27493717	0.03700389	0.00000000	0.00000000	0.00000000	0.00000000	13.31194106	0.00000000
E	36250PAP0	1,000.00000000	126.83273588	3.60917011	0.00000000	0.00000000	0.00000000	0.00000000	130.44190600	873.16726412
F	36250PAR6	1,000.00000000	0.00000000	3.60917057	0.00000000	0.00000000	0.00000000	0.00000000	3.60917057	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.60917004	0.00000000	0.00000000	0.00000000	0.00000000	3.60917004	1,000.00000000
H	36250PAV7	992.96884467	0.00000000	11.18081250	0.00000000	0.00000000	0.00000000	222.27701357	11.18081250	770.69183110
R	36250PAX3	0.00000000	0.00000000	172,777,670.00000000	0.00000000	0.00000000	0.00000000	0.00000000	172,777,670.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36250PAG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	36250PAN5	13.27493717	0.00000000	0.01090761	0.00000000	0.00000000	0.00000000	0.00000000	0.01090761	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	04/01/26 - 04/30/26	30	0.00	560.76	0.00	560.76	0.00	0.00	0.00	560.76	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	04/01/26 - 04/30/26	30	0.00	1,902.37	0.00	1,902.37	0.00	0.00	0.00	1,902.37	0.00
E	04/01/26 - 04/30/26	30	0.00	72,410.78	0.00	72,410.78	0.00	0.00	0.00	72,410.78	0.00
F	04/01/26 - 04/30/26	30	0.00	36,203.59	0.00	36,203.59	0.00	0.00	0.00	36,203.59	0.00
G	04/01/26 - 04/30/26	30	0.00	63,358.98	0.00	63,358.98	0.00	0.00	0.00	63,358.98	0.00
H	04/01/26 - 04/30/26	30	0.00	103,356.87	0.00	103,356.87	0.00	219,098.58	0.00	322,455.46	0.00
Totals			0.00	277,793.35	0.00	277,793.35	0.00	219,098.58	0.00	496,891.94	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	N/A	70,218,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	N/A	60,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	N/A	42,632,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36250PAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	3,896,779.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	278,480.30	Master Servicing Fee	243.87
Interest Reductions due to Nonrecoverability Determination	(72,691.66)	Certificate Administrator Fee	249.51
Interest Adjustments	222,907.02	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	32.07
ARD Interest	0.00	Operating Advisor Fee	84.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	428,695.66	Total Fees	610.12

Principal		Expenses/Reimbursements
Scheduled Principal	72,310.72	Reimbursement for Interest on Advances	28.74
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	3,150,840.45	Special Servicing Fees (Monthly)	(22,514.54)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	(3,958.53)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,223,151.17	Total Expenses/Reimbursements	(26,444.33)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	669,669.61
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	3,227,109.70
Excess Liquidation Proceeds Reserve Account Withdrawal	219,098.26	Prepayment Penalties / Yield Maintenance	0.00
		Excess Liquidation Proceeds Reserve Account Deposit	0.00
Total Other Collected	219,098.26	Total Payments to Certificateholders and Others	3,896,779.31
Total Funds Collected	3,870,945.09	Total Funds Distributed	3,870,945.10

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	76,968,759.48	76,968,759.48	Beginning Certificate Balance	76,968,759.48
(-) Scheduled Principal Collections	72,310.72	72,310.72	(-) Principal Distributions	3,227,109.70
(-) Unscheduled Principal Collections	3,150,840.45	3,150,840.45	(-) Realized Losses	6,410,485.52
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	6,414,444.05
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(3,958.53)
(-) Realized Losses from Collateral	6,414,444.05	6,414,444.05	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	67,331,164.26	67,331,164.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	77,156,033.64	77,156,033.64	Ending Certificate Balance	67,331,164.26
Ending Actual Collateral Balance	67,518,438.42	67,518,438.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	202,685.13	0.00	UC / (OC) Change	0.00
Current Period Advances	(3,958.53)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	198,726.60	0.00	Net WAC Rate	4.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	1	3,082,386.84	4.58%	(10)	4.7680	(0.190000)	1.30 or less	2	29,358,719.46	43.60%	(10)	4.3939	0.508107
5,000,001 to 10,000,000	2	12,972,444.80	19.27%	(10)	4.8379	1.509259	1.31-1.40	1	5,792,232.72	8.60%	(10)	4.8600	1.310000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	1	25,000,000.00	37.13%	(13)	3.9085	1.540000
20,000,001 to 25,000,000	1	25,000,000.00	37.13%	(13)	3.9085	1.540000	1.61-1.70	1	7,180,212.08	10.66%	(10)	4.8200	1.670000
25,000,001 to 30,000,000	1	26,276,332.62	39.03%	(10)	4.3500	0.590000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136	2.51-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	7,180,212.08	10.66%	(10)	4.8200	1.670000
							Lodging	2	32,068,565.34	47.63%	(10)	4.4421	0.720047
Michigan	1	3,082,386.84	4.58%	(10)	4.7680	(0.190000)
							Mixed Use	1	7,180,212.08	10.66%	(10)	4.8200	1.670000
Pennsylvania	1	26,276,332.62	39.03%	(10)	4.3500	0.590000
							Office	9	25,000,000.00	37.13%	(13)	3.9085	1.540000
Texas	1	5,792,232.72	8.60%	(10)	4.8600	1.310000
							Retail	1	3,082,386.84	4.58%	(10)	4.7680	(0.190000)
Washington	9	25,000,000.00	37.13%	(13)	3.9085	1.540000
							Totals	13	67,331,164.26	100.00%	(11)	4.2992	1.084136
Totals	13	67,331,164.26	100.00%	(11)	4.2992	1.084136

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	25,000,000.00	37.13%	(13)	3.9085	1.540000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	26,276,332.62	39.03%	(10)	4.3500	0.590000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	16,054,831.64	23.84%	(10)	4.8244	1.183016	49 months or greater	5	67,331,164.26	100.00%	(11)	4.2992	1.084136
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136
	Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	67,331,164.26	100.00%	(11)	4.2992	1.084136	Interest Only	1	25,000,000.00	37.13%	(13)	3.9085	1.540000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	42,331,164.26	62.87%	(10)	4.5299	0.814912
	Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	28,082,386.84	41.71%	(13)	4.0028	1.350111			No outstanding loans in this group
	13 to 24 months	3	39,248,777.42	58.29%	(10)	4.5112	0.893832
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	67,331,164.26	100.00%	(11)	4.2992	1.084136
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	95,447.08	53,896.46	0.00	N/A	07/06/25	--	26,330,229.08	26,276,332.62	05/06/26
10	30520779	OF	Seattle	WA	Actual/360	3.909%	81,427.08	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	05/06/26
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	222,907.02	3,150,840.45	0.00	N/A	07/06/25	--	9,565,284.50	0.00	05/06/26
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	28,914.48	18,414.26	0.00	N/A	07/06/25	--	7,198,626.34	7,180,212.08	05/06/26
42	30309735	LO	Sherman	TX	Actual/360	4.860%	0.00	0.00	0.00	N/A	07/06/25	--	5,792,232.72	5,792,232.72	06/06/25
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	0.00	0.00	0.00	N/A	07/06/25	--	3,082,386.84	3,082,386.84	10/06/24
Totals							428,695.66	3,223,151.17	0.00				76,968,759.48	67,331,164.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	0.00	0.00	--	--	03/06/26	0.00	0.00	0.00	0.00	0.00	0.00
10	24,583,299.11	0.00	--	--	10/06/25	4,023,400.84	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	03/06/26	3,436,525.71	0.00	0.00	0.00	0.00	(3,958.53)
34	0.00	0.00	--	--	03/06/26	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	03/06/26	0.00	0.00	(51.70)	226,808.45	0.00	0.00
50	(60,327.27)	0.00	--	--	04/06/26	1,674,636.16	4,210.90	0.00	0.00	46,698.75	0.00
Totals	24,522,971.84	0.00				9,134,562.71	4,210.90	(51.70)	226,808.45	46,698.75	(3,958.53)

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	30309722	3,150,840.45	DPO	0.00	0.00
Totals		3,150,840.45		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,150,840.45	4.299201%	4.288491%	(11)
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341714%	4.331004%	(10)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341828%	4.331118%	(9)
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341959%	4.331249%	(8)
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342071%	4.331361%	(7)
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.342182%	4.331472%	(6)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	25,000,000.00	0	0.00	0	0.00	4.342471%	4.331761%	(5)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.353286%	4.342576%	(4)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.353580%	4.342870%	(3)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	30,339,296.12	0	0.00	0	0.00	4.373542%	4.362832%	(2)
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	4.366345%	4.355635%	(1)
06/12/25	0	0.00	0	0.00	1	3,082,386.84	0	0.00	0	0.00	0	0.00	0	0.00	5	37,687,780.68	4.506962%	4.490718%	1
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
42	30309735	06/06/25	10	5	(51.70)	226,808.45	108,152.03	5,874,894.74	07/14/25	2	02/02/26
50	30309738	10/06/24	18	5	0.00	0.00	110,765.53	3,186,998.98	11/06/24	2
Totals					(51.70)	226,808.45	218,917.56	9,061,893.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		67,331,164	58,456,545	8,874,620		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	67,331,164	58,456,545	0	0	8,874,620	0
Apr-26	76,968,759	58,528,855	0	0	18,439,904	0
Mar-26	77,036,663	33,596,759	0	25,000,000	18,439,904	0
Feb-26	77,116,750	58,676,846	0	0	18,439,904	0
Jan-26	77,184,087	33,744,183	0	0	43,439,904	0
Dec-25	77,251,165	33,811,261	0	0	43,439,904	0
Nov-25	77,356,114	33,882,256	0	0	43,473,858	0
Oct-25	79,914,331	36,427,003	0	0	43,487,328	0
Sep-25	80,026,329	29,180,452	0	0	50,845,877	0
Aug-25	85,470,655	5,339,296	0	0	80,131,358	0
Jul-25	89,395,632	0	0	0	89,395,632	0
Jun-25	342,345,579	339,263,192	0	0	3,082,387	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30309711	26,276,332.62	26,276,332.62	27,600,000.00	07/08/25	1,062,499.38	0.59000	01/31/25	07/06/25	229
10	30520779	25,000,000.00	25,000,000.00	341,200,000.00	08/08/25	22,814,081.11	1.54000	12/31/25	04/04/25	I/O
25	30309722	0.00	-	6,025,000.00	08/07/25	239,108.62	0.34000	12/31/24	07/06/25	229
34	30309728	7,180,212.08	7,180,212.08	8,900,000.00	07/24/25	947,510.25	1.67000	12/31/24	07/06/25	229
42	30309735	5,792,232.72	5,874,894.74	7,100,000.00	08/21/25	595,757.33	1.31000	12/31/24	07/06/25	229
50	30309738	3,082,386.84	3,186,998.98	1,850,000.00	01/20/26	(61,794.27)	(0.19000)	06/30/25	07/06/25	133
Totals		67,331,164.26	67,518,438.42	392,675,000.00		25,597,162.42

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30309711	LO	PA	05/29/25	2

5/6/2026 - The loan transferred to Special Servicing effective 5/29/2025 for imminent maturity default. The subject is a 175-room hotel located in Canonsburg, PA built in 2001 and renovated in 2014. The loan matured on 7/5/2025. A PNL has been executed an d Default/Demand letter sent. Lender and representatives from the Borrower have discussed the potential for a DPO; however, it seems as if Lender appetite to finance the DPO may require more equity commitment from

	Sponsorship than originally believed to b e needed. Feb 2026 TTM performance was 44.8% Occupancy, $142.40 ADR, and $63.74 RevPAR. The RevPAR index was 80.2 compared to 91.5 in 2025.

10	30520779	OF	WA	11/24/24	1

05/06/2026 - The collateral consists of 1 class-A office building and 8 class-B office buildings in Seattle, WA. In October 2024, the Loan was transferred to Special Servicing upon receipt of notice from Borrower that they would not be in a position to pay the loan off at Maturity on April 6, 2025. Portfolio occupancy is 66% (inline with the Seattle MSA). Borrower stipulated to appointment of a Custodial Receiver. Custodial Receiver is working with Borrower to determine stabilized operations and to id entify a 1-, 3- and 5-year capital plan. Lender is capturing all cash flow, which is available for OpEx, leasing and capital items. Borrower has requested a loan extension to allow time to complete critical leasing and a

	subsequent refinance of the port folio. Negotiations for a 3-year extension are on-going.

25	30309722	MU	PA	06/27/25	2
	Loan is transferring to Special Servicing due to Delinquency due to COVID-19.

34	30309728	MU	CT	06/27/25	98

5/6/2026 - The loan transferred to Special Servicing effective 6/27/2025 for imminent maturity default. The loan matured on 7/6/2025. The subject is a 28,199 SF mixed use property located in Norwalk, CT built in 1930. The Property is 100%

leased as of Ma rch 2026. A site inspection was conducted in August 2025 and noted the Property was in good overall condition with no observed deferred maintenance. Borrower has requested a loan extension and Lender continues to evaluate

	same. Special servicer has commen ced the exercise of remedies, including filing a foreclosure complaint and a motion to appoint a receiver with the court.

42	30309735	LO	TX	07/14/25	2

5/6/2026 - The loan transferred to Special Servicing effective 7/14/2025 for maturity default. The subject is an 84-room lodging property located in Sherman, TX built in 2006 and renovated in 2012. The loan matured on 7/6/2025. A receiver has been appoint ed to the asset. A foreclosure sale was scheduled for 2/3/2026 but has been postponed due to the Borrower filing for Chapter 11 bankruptcy protection. Prior to a 3/31/2026 bankruptcy hearing, the Lender and Borrower have an agreed to a settlement that wil l have the bankruptcy dismissed. Negotiated terms detail the Borrower will have until 5/6/2026 to pay off the loan at an amount that will lead to no loss to the Trust. If the loan is not paid off by 5/6/2026, the Borrower,

	nor any affiliates, will stop a foreclosure sale from being completed.

50	30309738	RT	MI	11/06/24	2

5/6/2026 - The loan transferred to special servicing on 11/6/2024, due to a single-tenant trigger event following Rite Aid''s departure from the premises. As part of its bankruptcy proceedings, Rite Aid vacated the premises in September 2024 following the court-approved rejection of the Cedar Springs lease. The collateral consists of a 14,673-square-foot standalone former Rite Aid Pharmacy built in 2010, situated in Cedar Springs, Michigan, within the Grand Rapids-Wyoming MSA.

The property sits on a 1.8-a cre parcel (78,408 SF) and features a drive-through lane and 50 surface parking spaces, reflecting a parking ratio of approximately 3.4 spaces per 1,000 SF of GLA. A PNA was executed by the borrower effective

1/13/2025. A receiver was appointed to the pro perty effective 4/25/2025. The loan is currently due for the October 2024 payment. As of the February 2026 report, the loan is 0% occupied. A receiver sale is scheduled for May 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
10	30520779	0.00	3.90850%	0.00	3.90850%	10	07/15/25	07/18/25	08/06/25
10	30520779	0.00	3.90850%	0.00	3.90850%	10	10/17/25	10/05/25	10/28/25
14	30520774	0.00	4.50250%	0.00	4.50250%	10	06/06/25	06/06/25	06/26/25
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
31	30309726	0.00	5.23000%	0.00	5.23000%	1	09/14/23	07/06/23	10/16/23
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
38	30309731	0.00	5.29500%	0.00	5.29500%	10	02/15/22	01/06/22	02/15/22
38	30309731	0.00	5.29500%	0.00	5.29500%	10	01/06/22	03/06/21	02/15/22
41	30309734	6,875,134.64	5.02250%	6,875,134.64	5.02250%	8	08/11/20	06/01/20	12/07/20
43	30309736	0.00	4.66900%	0.00	4.66900%	10	07/06/25	07/06/25	08/04/25
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	30309722	05/12/26	9,565,284.50	6,025,000.00	3,645,111.24	494,870.79	3,645,711.24	3,150,840.45	6,414,444.05	0.00	0.00	6,414,444.05	57.01%
31	30309726	11/10/23	6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15	0.00%
38	30309731	07/11/25	7,239,128.96	8,800,000.00	215,215.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
51	30309739	07/11/25	3,899,651.61	6,000,000.00	370,280.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			9,565,284.50	6,025,000.00	3,645,111.24	494,870.79	3,645,711.24	3,150,840.45	6,414,444.05	0.00	0.00	6,414,444.05
Cumulative Totals			27,618,638.25	33,525,000.00	11,260,421.90	610,206.01	10,675,525.49	10,065,319.48	6,414,538.20	0.00	0.00	6,414,538.20

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/26	0.00	219,098.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/26	0.00	155.73	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	3,727.45	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	9,912.25	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	189,331.49	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/25	0.00	203.28	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	94.25	0.00	0.00	0.00	0.00	0.00	0.00
25	30309722	05/12/26	0.00	0.00	6,414,444.05	0.00	0.00	6,414,444.05	0.00	(3,958.53)	6,410,485.52
31	30309726	11/10/23	0.00	0.00	94.15	0.00	0.00	94.15	0.00	0.00	94.15
38	30309731	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	30309739	07/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	219,098.58	6,414,444.05	0.00	0.00	6,414,444.05	0.00	(3,958.53)	6,410,485.52
Cumulative Totals			0.00	422,523.04	6,414,538.20	0.00	0.00	6,414,538.20	0.00	(3,958.53)	6,410,579.67

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,485.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	(222,907.02)	0.00	(35,000.00)	0.00	0.00	0.00	0.00	36,985.77	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.74	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	23,458.54	0.00	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	12,247.35	0.00	0.00	0.00	0.00
Total	(222,907.02)	0.00	(22,514.54)	0.00	0.00	0.00	0.00	72,691.66	28.74	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(172,701.16)

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Supplemental Notes
None

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